Cover	Jun. 27, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment")amends the Current Report on Form 8-K filed by Ramaco Resources, Inc. (the "Company") with the U.S. Securities and Exchange Commission on June 29, 2023 (the "Original Form 8-K") relating to the Annual Meeting of Shareholders of the Company held on June 27, 2023 (the "Annual Meeting"). The sole purpose of this Amendment is to disclose the Company's decision regarding how frequently it will conduct future advisory votes on executive compensation. Except as set forth herein, no other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 27, 2023
Entity File Number	001-38003
Entity Registrant Name	Ramaco Resources, Inc.
Entity Central Index Key	0001687187
Entity Tax Identification Number	38-4018838
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West Main Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	859
Local Phone Number	244-7455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	METC
Security Exchange Name	NASDAQ
9.00% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	9.00% Senior Notes due 2026
Trading Symbol	METCL
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, $0.01 par value
Trading Symbol	METCB
Security Exchange Name	NASDAQ